CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 13,311	$ 13,347
User funds	3,546	2,884
Trade receivables, net	4,671	3,773
Short-term bank deposit	8,058	14,546
Other receivables and prepaid expenses	1,292	1,559
Current assets	30,878	36,109
NON-CURRENT ASSETS:
Property and equipment, net	271	284
Right-of-use assets, net	2,067	2,315
Intangible assets, net	5,478	6,792
Goodwill	14,745	14,809
Deferred taxes	520	560
Other long-term assets	1,815	1,827
Non-current assets	24,896	26,587
Total assets	55,774	62,696
CURRENT LIABILITIES:
Current maturity of lease liabilities	594	627
Trade payables	4,664	5,103
User accounts	3,546	2,884
Warrants liability	702	2,223
Accrued expenses and other short-term liabilities (Note 4)	6,902	5,917
Current liabilities	16,408	16,754
LONG TERM LIABILITIES:
Lease liabilities	1,572	1,745
Employee benefit liabilities, net	1,194	1,275
Long term liabilities	2,766	3,020
EQUITY: (Note 5)
Share capital	1	1
Share premium	268,503	266,583
Foreign currency translation reserve	135	288
Reserve from remeasurement of defined benefit plans	236	236
Accumulated deficit	(232,275)	(224,186)
Total equity	36,600	42,922
Total liabilities and equity	$ 55,774	$ 62,696